Shareholder Report, Holdings (Details) - C000264670	Aug. 31, 2026
StateNew York
Holdings [Line Items]
Percent of Net Asset Value	13.50%
StateVirginia
Holdings [Line Items]
Percent of Net Asset Value	11.70%
StateCalifornia
Holdings [Line Items]
Percent of Net Asset Value	8.40%
StateTexas
Holdings [Line Items]
Percent of Net Asset Value	8.20%
StateMaryland
Holdings [Line Items]
Percent of Net Asset Value	8.10%
StateGeorgia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
StateNorth Carolina
Holdings [Line Items]
Percent of Net Asset Value	4.70%
StatePuerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.40%
StateNew Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.20%
State Other Line
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Transportation
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Housing
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Education
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Special Tax
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Industrial & Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	2.90%
General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Leasing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	17.40%